Note Employee benefits (Funded Status of the Plan) (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at end of year	$ 697,129	$ 644,414
Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(736,082)	(736,140)	$ (777,815)
Fair value of plan assets at end of year	665,235	612,283	662,765
Funded status at year end	(70,847)	(123,857)	(115,050)
Benefit Restoration Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at end of year	(42,576)	(40,773)	(42,664)
Fair value of plan assets at end of year	31,894	32,131	34,475
Funded status at year end	$ (10,682)	$ (8,642)	$ (8,189)